Financial Instruments (Level 3 Roll) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 2,064	$ 2,258
Realized gains (losses) included in the statement of operations, during the year	1,308	513
Unrealized gains (losses) included in the statement of operations, during the year	867	928
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	(913)	(1,126)
Settlements	(1,308)	(513)
Foreign currency translation adjustment	(5)	4
Balance, end of year	$ 2,013	$ 2,064